EQUITY (Tables)	12 Months Ended
Dec. 31, 2015
Stockholders' Equity Note [Abstract]
Schedule of Share-based Compensation, Stock Options, Activity
In February 2016, our Board of Directors approved the reservation of an additional 4,000,000 Common Shares for issuance under the 2011 Plan.

A summary of the stock option activities in 2015 is as follows:

	Year ended December 31, 2015
	Amount of options	Weighted average exercise price	Weighted average remaining contractual life (in years)	Aggregate intrinsic value

Outstanding at January 1, 2015	2,796,081	$3.49	3.07	$10,957
Granted	673,408	9.38
Exercised	(1,080,470)	1.59
Expired and forfeited	(213,531)	4.39

Outstanding at December 31, 2015	2,175,488	5.36	3.49	9,274

Exercisable at December 31, 2015	1,002,286	$3.01	2.52	$6,554

Schedule of Share-based Compensation, Shares Authorized under Stock Option Plans, by Exercise Price Range
The options outstanding under the Company's stock option plans as of December 31, 2015 have been separated into ranges of exercise price as follows:

					Weighted
	Options	Weighted		Options	Average
	outstanding	Average	Weighted	Exercisable	Exercise
	as of	remaining	average	as of	price of
Ranges of	December 31,	contractual	exercise	December 31,	Options
exercise price	2015	Term	price	2015	Exercisable
		(Years)	$		$

1.2-1.48	166,978	1.29	1.34	166,978	1.34
2.08-2.7	297,094	2.90	2.56	297,094	2.56
3.45-3.77	325,971	2.70	3.57	242,769	3.58
4.72-4.85	163,445	3.02	4.73	76,945	4.74
5.25-5.53	90,000	3.55	5.33	45,000	5.33
6.27-6.92	130,000	4.15	6.42	66,666	6.27
7.01-7.68	367,000	4.22	7.46	106,834	7.43
8.42	300,000	5.35	8.42	-	-
9.93-10.78	335,000	5.76	10.45	-	-

	2,175,488	3.86	5.98	1,002,286	3.66